Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	$ 437,523,297	$ 423,727,438
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	28,868,011	34,575,791
US Government Agencies Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	28,868,011	34,575,791
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	44,007,246	42,994,764
US States and Political Subdivisions Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	44,007,246	42,994,764
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	239,038,512	227,942,974
Corporate Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	239,038,512	227,942,974
Foreign [Member] | Fair Value, Inputs, Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	65,975,213	57,646,352
Foreign [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	65,975,213	57,646,352
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	1,466,497	2,787,370
Asset-backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	1,466,497	2,787,370
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	8,136,186	4,413,720
Commercial Mortgage Backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	8,136,186	4,413,720
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	42,625,813	47,548,134
Residential Mortgage Backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	42,625,813	47,548,134
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	430,117,478	417,909,105
Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	430,117,478	417,909,105
US Agencies [Member] | Fair Value, Inputs, Level 1 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	707,900	687,000
US Agencies [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	707,900	687,000
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	358,322	319,639
Mutual Funds [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	358,322	319,639
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	5,955,597	4,427,694
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	384,000	384,000
Common Stock [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	6,339,597	4,811,694
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	7,021,819	5,434,333
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	384,000	384,000
Equity Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	$ 7,405,819	$ 5,818,333